Additional disclosure items G.3.2. Tax related risks and uncertain tax position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Uncertain tax positions, remote risk	20.00%
Uncertain tax positions, probable risk	50.00%
Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	$ 77	$ 50
Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	339	300
Joint ventures | Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	7	4
Joint ventures | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 69	$ 49
Bottom of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	21.00%
Top of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	49.00%